Preferred stock	12 Months Ended
Mar. 31, 2021
Preferred Stock
13. Preferred stock
The composition of preferred stock at March 31, 2019, 2020 and 2021 is as follows:

	March 31, 2019		March 31, 2020		March 31, 2021
Class of stock	Authorized	Issued	Authorized	Issued	Authorized	Issued
	(number of shares)
Class XIV preferred stock	90,000,000	—	90,000,000	—	90,000,000	—
Class XV preferred stock	90,000,000	—	90,000,000	—	90,000,000	—
Class XVI preferred stock	150,000,000	—	150,000,000	—	150,000,000	—
Holders or registered pledgees of preferred stock are entitled to receive annual dividends, and distribution of residual assets of MHFG as set out above at the liquidation value per share, prior to holders of common stock but pari passu among themselves. MHFG may pay up to one-half
of the annual dividend payable on each class of preferred stock as an interim dividend. Dividends on preferred stock are not cumulative. Holders of preferred stock are not entitled to vote at a general meeting of shareholders except where the articles of incorporation entitle holders of preferred stock to vote.
Except for the 1-for-10 share consolidation noted in Note 1 “Basis of presentation and summary of significant accounting poli
c
ies,” there was no change in balance of the preferred stock in the fiscal years ended March 31, 2019, 2020 and 2021.